PGIM Jennison MLP Fund
Schedule of Investments as of February 29, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 97.1%
Common Stocks 55.5%
Independent Power Producers & Energy Traders 1.6%
Clearway Energy, Inc. (Class C Stock)	305,555	$6,428,877
Oil & Gas Storage & Transportation 53.4%
Enbridge, Inc. (Canada)	708,730	26,379,699
Equitrans Midstream Corp.	119,198	841,538
Gibson Energy, Inc. (Canada)	846,185	16,151,432
Keyera Corp. (Canada)	174,619	4,191,637
Kinder Morgan, Inc.	1,652,333	31,675,224
ONEOK, Inc.	511,898	34,153,834
Pembina Pipeline Corp. (Canada)	685,025	24,743,103
Targa Resources Corp.	800,727	25,943,555
TC Energy Corp. (Canada)	534,664	27,867,456
Williams Cos., Inc. (The)	1,486,423	28,316,358
		220,263,836
Renewable Electricity 0.5%
Atlantica Yield PLC (Spain)	74,017	2,139,831

Total Common Stocks (cost $243,207,399)		228,832,544
Master Limited Partnerships 41.6%
Oil & Gas Storage & Transportation 36.1%
Cheniere Energy Partners LP	541,047	18,341,493
Crestwood Equity Partners LP	209,966	4,375,691
Enable Midstream Partners LP	384,764	2,385,537
Energy Transfer LP	2,621,731	29,048,779
Enterprise Products Partners LP	1,311,434	30,608,869
EQM Midstream Partners LP	97,949	1,700,395
Magellan Midstream Partners LP	157,732	8,604,281
MPLX LP	756,989	15,359,307
Noble Midstream Partners LP	158,589	2,434,341
NuStar Energy LP	82,214	1,866,258
Phillips 66 Partners LP	169,835	9,233,929
Plains All American Pipeline LP	1,276,381	17,448,128
Plains GP Holdings LP (Class A Stock)*	103,500	1,425,195
Rattler Midstream LP	286,595	3,608,231
Western Midstream Partners LP	190,693	2,490,451
		148,930,885

PGIM Jennison MLP Fund
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Shares	Value
Master Limited Partnerships (Continued)
Renewable Electricity 5.5%
Brookfield Renewable Partners LP (Canada)	41,605	$2,074,426
NextEra Energy Partners LP	358,863	20,695,629
		22,770,055

Total Master Limited Partnerships (cost $202,398,586)		171,700,940

Total Long-Term Investments (cost $445,605,985)		400,533,484

Short-Term Investment 2.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $9,555,642)(w)	9,555,642	9,555,642

TOTAL INVESTMENTS 99.4% (cost $455,161,627)		410,089,126
Other assets in excess of liabilities 0.6%		2,477,121

Net Assets 100.0%		$412,566,247

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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